Earnings Per Share, Share Repurchases and Dividends on Common Stock (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Share Repurchases
The table below summarizes the company’s share repurchases to date under the authorizations described above:

Repurchase Program Authorization Date	Amount Authorized (in millions)	Total Shares Retired (in millions)	Average Price Per Share(1)	Date Completed	Shares Repurchased (in millions)

					Year Ended December 31
					2019	2018	2017
September 16, 2015	$4,000	14.5	$255.04		3.2	3.8	1.6
December 4, 2018	$3,000	—	$—		—	—	—
					3.2	3.8	1.6

(1)
Includes commissions paid.